Going Concern (Details Narrative) - USD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from continuing operations	$ (49,423)	$ (18,943)	$ (2,500)	$ (21,443)
Net loss from discontinued operations			(13,399)	(13,399)	(25,860)
Stockholders deficit	$ (70,866)	$ (21,443)	$ (2,500)	$ (21,443)	$ (3,068)	$ 790